united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 5/31/23

Item 1. Reports to Stockholders.

The Future Fund Active ETF

(FFND)

Annual Report

May 31, 2023

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with The Future Fund Active ETF Annual Report for the year ended May 31, 2023.

The Future Fund Active ETF (FFND) is an actively managed exchange traded fund (ETF) that invests in the securities of companies that the Adviser, The Future Fund LLC, believes can profit from potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental, and supply/demand dynamics that unfold over long periods of time (“secular trends”). Through its proprietary research, the Adviser seeks to identify companies that can significantly benefit and profit from such trends. The Adviser has maintained a stance consistent with its investment process.

Over the past year, the market has continued to digest the ramifications of the Federal Reserve’s aggressive stance on fighting inflation and how these increases will slow the global economy. Even though most economists were looking for a recession, so far, this has not occurred, and employment continues to increase every month with unemployment at a multi-decade low. Inflation has slowed, and the Fed has signaled a reduced pace of interest rate increases, which should allow the stock market and particularly growth-oriented equities to continue to recover from the lows of last fall.

For the year ended May 31, 2023, The Future Fund Active ETF returned -1.55% at market price and -1.61% at NAV. The benchmark for the Fund, the Russell 3000 Growth Index, returned 9.14% over the same period.

The top contributors to FFND’s performance were Celsius (CELH), Chipotle (CMG), and Quanta Services (PWR). Celsius, a leading energy drink manufacturer, signed a new distribution agreement with Pepsi, greatly expanding their global footprint. Chipotle was able to navigate several headwinds, including higher input costs and a weakening consumer environment, leading to accelerating growth rates. Quanta Services, a green infrastructure company, was the beneficiary of the move towards electrification and the passage of the Inflation Reduction act of 2022, positioning the company for years of steady growth.

The biggest detractors from FFND’s performance were Tesla (TSLA), Generac (GNRC), and Match Group (MTCH). Tesla was negatively impacted by the perception of more competition in the EV market and the CEO’s selling of stock to fund an outside investment. Generac, an electric generator company, was negatively impacted by inventory reduction at its largest distributors post the COVID-induced housing boom. Match, a leading dating app provider, suffered from a management misstep regarding pricing and subscriptions.

While the market for growth stocks of companies focusing on innovation has suffered over the past year, we believe this sector has the potential to create significant opportunities for investors over the next three-to-five years. We continue to be positive about companies that can disrupt their markets and profit from these powerful secular trends.

Thank you for being a shareholder of The Future Fund Active ETF and your confidence in us. Please visit the Fund’s website, futurefundetf.com, for ongoing updates.

Sincerely,

Gary Black, Managing Partner

David Kalis, Partner

The Future Fund LLC

IMPORTANT INFORMATION

Investing involves risk, including loss of principal. There is no guarantee that the Fund will achieve its investment objectives. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors. While the shares of ETFs trade on secondary markets, they may not readily trade in all market conditions and may trade at significant discounts in periods of market stress. The Fund was recently organized with no operating history. In addition, the Adviser has not previously managed an ETF, which may increase the risks of investing in the Fund.

The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

Shareholders may pay more than NAV when buying fund shares and receive less than NAV when selling fund shares, because shares are bought and sold at current market prices. The performance quoted represents past performance and does not guarantee future results.

The Future Fund Active ETF shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Investors should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. The prospectus may also be obtained by calling 877.466.7090.

As of May 31, 2023, FFND held 3.23% Celsius (CELH), 4.33% Chipotle (CMG), 4.07% Quanta Services (PWR), 8.06% Tesla (TSLA), 1.31% Generac (GNRC), and 1.44% Match Group (MTCH).

The Future Fund Active ETF is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. The Future Fund LLC is the investment Adviser to the Fund, and is not affiliated with Northern Lights Distributors, LLC.

17005000-NLD-6/12/2023

The Future Fund Active ETF
PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended May 31, 2023, as compared to its benchmark:

		Annualized Since
	One Year	Inception**
The Future Fund Active ETF - NAV	(1.61)%	(19.14)%
The Future Fund Active ETF - Market Price	(1.55)%	(19.11)%
Russell 3000 Growth Index	9.14%	(5.38)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Total returns are calculated with the traded NAV on May 31, 2023. Performance data current to the most recent month end may be obtained by visiting www.FutureFundETF.com or by calling 1-877-466-7090. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.FutureFundETF.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.00%.

**	Inception date is August 23, 2021.

The Russell 3000 Growth Index is a market capitalization-weighted index based on the Russell 3000 index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the United States.

Holdings by Asset Class as of May 31, 2023	% of Net Assets
Internet Media & Services	19.2%
Software	13.1%
Automotive	12.3%
Biotech & Pharma	8.0%
Leisure Facilities & Services	7.2%
Renewable Energy	5.6%
Asset Management	5.6%
Retail - Discretionary	5.5%
Semiconductors	4.2%
Engineering & Construction	4.1%
Other, Cash & Cash Equivalents	15.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ASSET MANAGEMENT - 5.6%
4,063	Charles Schwab Corporation (The)	$214,079
1,369	LPL Financial Holdings, Inc.	266,654
		480,733
	AUTOMOTIVE - 12.3%
3,814	BYD Company Ltd. - ADR	230,099
4,301	Harley-Davidson, Inc.	133,804
3,396	Tesla, Inc.(a)	692,547
		1,056,450
	BEVERAGES - 3.2%
2,213	Celsius Holdings, Inc.(a)	277,798

	BIOTECH & PHARMA - 8.0%
677	Eli Lilly and Company	290,744
6,302	Halozyme Therapeutics, Inc.(a)	204,374
1,170	Zoetis, Inc.	190,722
		685,840
	ELECTRICAL EQUIPMENT - 1.3%
1,034	Generac Holdings, Inc.(a)	112,623

	ENGINEERING & CONSTRUCTION - 4.1%
1,967	Quanta Services, Inc.	349,300

	HEALTH CARE FACILITIES & SERVICES - 3.4%
1,515	Charles River Laboratories International, Inc.(a)	292,971

	INDUSTRIAL INTERMEDIATE PROD - 2.8%
2,194	Chart Industries, Inc.(a)	240,748

	INTERNET MEDIA & SERVICES - 19.2%
2,527	Airbnb, Inc., CLASS A(a)	277,389
7,926	Alphabet, Inc., Class A(a)	973,867
3,575	Match Group, Inc.(a)	123,338
7,193	Uber Technologies, Inc.(a)	272,830

See accompanying notes which are an integral part of this schedule of investments.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 19.2% (Continued)
10,372	Yandex N.V., Class A(a) (b) (c)	$—
		1,647,424
	LEISURE FACILITIES & SERVICES - 7.2%
6,032	Caesars Entertainment, Inc.(a)	247,372
179	Chipotle Mexican Grill, Inc.(a)	371,692
		619,064
	RENEWABLE ENERGY - 5.6%
1,096	Enphase Energy, Inc.(a)	190,572
10,065	Green Plains, Inc.(a)	291,885
		482,457
	RETAIL - DISCRETIONARY - 5.5%
14,818	Hertz Global Holdings, Inc.(a)	232,346
729	Lululemon Athletica, Inc.(a)	241,977
		474,323
	SEMICONDUCTORS - 4.2%
420	NVIDIA Corporation	158,903
4,286	Wolfspeed, Inc.(a)	205,899
		364,802
	SOFTWARE - 13.1%
1,529	Fortinet, Inc.(a)	104,477
1,543	Palo Alto Networks, Inc.(a)	329,261
1,708	Salesforce, Inc.(a)	381,532
3,110	Splunk, Inc.(a)	308,793
		1,124,063
	TECHNOLOGY HARDWARE - 3.0%
5,493	Ciena Corporation(a)	256,743

	TOTAL COMMON STOCKS (Cost $10,897,528)	8,465,339

	TOTAL INVESTMENTS - 98.5% (Cost $10,897,528)	$8,465,339
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	126,326
	NET ASSETS - 100.0%	$8,591,665

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security. The total fair value of this security as of May 31, 2023 was $0, representing 0.0% of net assets.

See accompanying notes which are an integral part of this schedule of investments.

The Future Fund Active ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023

ASSETS
Investment in securities at value (identified cost $10,897,528)	$8,465,339
Cash	41,074
Dividends and interest receivable	1,324
Due from Adviser	97,029
Prepaid expenses and other assets	3,526
TOTAL ASSETS	8,608,292

LIABILITIES
Payable to related parties	5,304
Accrued expenses and other liabilities	11,323
TOTAL LIABILITIES	16,627
NET ASSETS	$8,591,665

Net Assets Consist Of:
Paid in capital	$13,511,858
Accumulated losses	(4,920,193)
NET ASSETS	$8,591,665

Net Asset Value Per Share:
Net Assets	$8,591,665
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	500,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$17.18

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2023

INVESTMENT INCOME
Dividend income	$13,786
Foreign tax reclaim	169
TOTAL INVESTMENT INCOME	13,955

EXPENSES
Administrative services fees	78,954
Investment advisory fees	77,299
Legal fees	36,575
Custodian fees	26,238
Compliance officer fees	24,905
Printing and postage expenses	18,059
Audit fees	15,567
Transfer agent fees	13,378
Trustees fees and expenses	31,018
Insurance expense	527
Other expenses	12,917
TOTAL EXPENSES	335,437
Fees Waived/Expenses Reimbursed by the Adviser	(246,113)
NET EXPENSES	89,324

NET INVESTMENT LOSS	(75,369)

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized loss from:
Net realized loss from security transactions	(1,452,485)
Net realized loss from in-kind redemptions	(95,354)
(1,547,839)
Net change in unrealized appreciation on:
Investments	1,460,495

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(87,344)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(162,713)

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Period Ended
	May 31, 2023	May 31, 2022 *
FROM OPERATIONS
Net investment loss	$(75,369)	$(74,716)
Net realized loss from security transactions and in-kind redemptions	(1,547,839)	(1,296,849)
Net change in unrealized appreciation (depreciation) of investments	1,460,495	(3,892,684)
Net decrease in net assets resulting from operations	(162,713)	(5,264,249)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
From net investment income	—	(4,178)
From return of capital	—	(1,300)
Net decrease in net assets resulting from distributions to shareholders	—	(5,478)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	2,701,867	17,880,150
Payments for shares redeemed:	(3,716,535)	(2,850,677)
Transaction Fees (Note 5)	3,300	6,000
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,011,368)	15,035,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,174,081)	9,765,746

NET ASSETS
Beginning of Period	9,765,746	—
End of Period	$8,591,665	$9,765,746

SHARE ACTIVITY
Shares sold	160,000	700,000
Shares redeemed	(220,000)	(140,000)
Net increase (decrease) in shares of beneficial interest outstanding	(60,000)	560,000

*	Commencement of Operations was August 23, 2021.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The
	Year Ended	Period Ended
	May 31, 2023	May 31, 2022 *
Net asset value, beginning of period	$17.44	$25.00
Activity from investment operations:
Net investment loss (1)	(0.14)	(0.13)
Net realized and unrealized loss on investments	(0.12)	(7.42)
Total from investment operations	(0.26)	(7.55)
Less distributions from:
Net realized gains	—	(0.01)
Return of capital	—	(0.00	) (6)
Total distributions	—	(0.01)
Net asset value, end of period	$17.18	$17.44
Market price, end of period	$17.17	$17.44
Total return (2)	(1.49)%	(30.22	)% (4)
Total return - Market Price (2)	(1.55)%	(30.22	)% (4)
Net assets, at end of period (000s)	$8,592	$9,766
Ratio of gross expenses to average net assets	3.76%	2.14	% (3)
Ratio of net expenses to average net assets	1.00%	1.00	% (3)
Ratio of net investment loss to average net assets	(0.84)%	(0.76	)% (3)
Portfolio Turnover Rate (5)	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2023

1.	ORGANIZATION

The Future Fund Active ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide capital appreciation. The Fund commenced operations on August 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,465,339	$—	$0	$8,465,339
Total	$8,465,339	$—	$0	$8,465,339

*	Please refer to the Schedule of Investments for industry classifications.

The following table is a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2023.

Common Stock
Beginning Balance	$35,576
Total realized gain (loss)	—
Appreciation (Depreciation)	(35,576)
Cost of Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Balance	$0

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

Significant unobservable valuation inputs for Level 3 investments as of May 31, 2023, are as follows:

	Fair Value at May	Valuation
Assets (at fair value)	31, 2023	Technique	Unobservable Inputs (a)	Range of Inputs (Weighted Average)
Yandex N.V., Class A	$—	Market analysis	Discount for lack of marketability	100%

(a)	During the year the Fund changed its unobservable inputs from Market Data of Similar Companies to Discount for lack of marketability.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of it’s taxable income to it’s shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended May 31, 2022, or expected to be taken in the Fund’s May 31, 2023 year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,004,821 and $3,154,953 respectively. For the year ended May 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $2,646,942 and $3,644,678 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to the Fund. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets. For the year ended May 31, 2023, the Fund incurred $77,299 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00%. For the year ended May 31, 2023, the Adviser waived fees/reimbursed expenses of $246,113.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

As of May 31, 2023, the Adviser has $357,466 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

May 31, 2025	May 31, 2026	Total
$111,353	$246,113	$357,466

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund is disclosed in the Statement of Changes in Net Assets.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year or period ended May 31, 2023 and May 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2023	May 31, 2022
Ordinary Income	$—	$4,178
Return of Capital	—	1,300
	$—	$5,478

As of May 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(738,800)	$(1,625,502)	$—	$(2,555,891)	$(4,920,193)

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $29,991.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $708,809.

The Future Fund Active ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2023

At May 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,545,254	$80,248	$1,625,502	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2023, as follows:

Paid
In	Accumulated
Capital	Deficit
$(366,958)	$366,958

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$11,021,230	$448,750	$(3,004,641)	$(2,555,891)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Future Fund Active ETF and

Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Future Fund Active ETF (the “Fund”), a series of Northern Lights Fund Trust II, as of May 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the period August 23, 2021 (commencement of operations) through May 31, 2022, were audited by other auditors whose report dated July 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 28, 2023

The Future Fund Active ETF
Additional Information (Unaudited)
May 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended May 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

The Future Fund Active ETF
EXPENSE EXAMPLES (Unaudited)
May 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
Actual	12/1/22	5/31/23	12/1/22-5/31/2023	12/1/22-5/31/2023
Future Fund Active ETF	$1,000.00	$1,014.20	$5.02	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
Hypothetical	12/1/22	5/31/23	12/1/22-5/31/2023	12/1/22-5/31/2023
Future Fund Active ETF	$1,000.00	$1,019.35	$5.64	1.00%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the year ended May 31, 2023 (182), divided by the number of days in the fiscal year (365).

The Future Fund Active ETF
Additional Information (Unaudited)
May 31, 2023

Change in Independent Registered Public Accounting Firm

On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of The Future Fund Active ETF (The “Fund”), a series of Northern Lights Fund Trust II. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s Investment Management Group.

The report of BBD on the financial statements of the Fund as of and for the fiscal period ended May 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period ended May 31, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On February 24, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending May 31, 2023.

During the fiscal period ended May 31, 2022, and during the subsequent interim period through March 9, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

The Future Fund Active ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	1	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010); President, TTS Associates, Inc. (financial services) (since December 2022).	1	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	1	NONE

The Future Fund Active ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2023

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC; Executive Vice President, Head of Fund Administration and Product (since 2019) and President (2012 - 2019) of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Ultimus Fund Solutions, LLC (formerly, Gemini Fund Services, LLC) (since 2011).	N/A	N/A
Jared Lahman 1986	Anti-Money Laundering Officer since January 2022	Compliance Analyst, Northern Lights Compliance Services, LLC (since January 2019); Manager, Fund Accounting, Gemini Fund Services, LLC (January 2014 to December 2018).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	As of May 31, 2023, the Trust was comprised of 21 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETF-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $ 12,500

2022 - $ 12,000

(b)	Audit-Related Fees

2023 - None

(c)	Tax Fees

2023 - $ 3,250

2022 - $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023 2022

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $ 3,250

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Keith Rhoades, Brian Nielsen, Randy Skalla, Tony Lewis and Thomas T. Sarkany

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’ principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/08/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/08/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 08/08/23